PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets
	Aerospace & Defense – 1.3%
148,078	Boeing Co. (The)(a)(b)	$32,568,275
41,278	HEICO Corp.(b)	5,443,330
552,963	Raytheon Technologies Corp.(b)	47,532,700
24,274	TransDigm Group, Inc.(a)(b)	15,160,812

		100,705,117

	Air Freight & Logistics – 0.5%
36,648	GXO Logistics, Inc.(a)(b)	2,874,669
216,722	United Parcel Service, Inc., Class B(b)	39,465,076

		42,339,745

	Airlines – 0.3%
153,012	Alaska Air Group, Inc.(a)(b)	8,966,503
399,876	JetBlue Airways Corp.(a)(b)	6,114,104
144,851	United Airlines Holdings, Inc.(a)(b)	6,890,562

		21,971,169

	Auto Components – 0.1%
36,852	Autoliv, Inc.(b)	3,158,953
106,265	Goodyear Tire & Rubber Co. (The)(a)	1,880,891

		5,039,844

	Automobiles – 2.1%
1,495,937	Ford Motor Co.(a)(b)	21,182,468
339,114	General Motors Co.(a)(b)	17,874,699
156,098	Tesla, Inc.(a)(b)	121,050,877

		160,108,044

	Banks – 4.4%
266,138	Associated Banc-Corp(b)	5,700,676
2,238,164	Bank of America Corp.(b)	95,010,062
607,150	Citigroup, Inc.(b)	42,609,787
878,394	JPMorgan Chase & Co.(b)	143,784,314
16,401	Signature Bank(b)	4,465,664
980,841	Wells Fargo & Co.(b)	45,520,831

		337,091,334

	Beverages – 1.3%
392,260	Keurig Dr Pepper, Inc.(b)	13,399,602
254,709	Monster Beverage Corp.(a)(b)	22,625,800
429,766	PepsiCo, Inc.(b)	64,641,104

		100,666,506

	Biotechnology – 1.7%
451,188	AbbVie, Inc.(b)	48,669,650
156,204	Amgen, Inc.(b)	33,216,781
49,083	Biogen, Inc.(a)(b)	13,889,998
39,516	Exact Sciences Corp.(a)(b)	3,771,802
36,830	Ionis Pharmaceuticals, Inc.(a)	1,235,278

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
29,913	Moderna, Inc.(a)(b)	$11,512,317
21,063	Seagen, Inc.(a)(b)	3,576,497
98,419	Vertex Pharmaceuticals, Inc.(a)(b)	17,852,223

		133,724,546

	Building Products – 0.3%
355,197	Carrier Global Corp.(b)	18,384,997
20,800	Lennox International, Inc.(b)	6,118,736

		24,503,733

	Capital Markets – 2.1%
404,895	Charles Schwab Corp. (The)(b)	29,492,552
14,601	FactSet Research Systems, Inc.(b)	5,764,183
247,065	Intercontinental Exchange, Inc.(b)	28,368,003
507,716	Morgan Stanley(b)	49,405,844
41,804	MSCI, Inc.(b)	25,431,045
58,940	S&P Global, Inc.(b)	25,043,017

		163,504,644

	Chemicals – 1.4%
83,434	Ashland Global Holdings, Inc.(b)	7,435,638
104,391	Celanese Corp.(b)	15,725,460
335,148	Corteva, Inc.(b)	14,103,028
295,277	Dow, Inc.(b)	16,996,144
125,392	Eastman Chemical Co.(b)	12,631,990
31,084	Ingevity Corp.(a)	2,218,465
167,820	LyondellBasell Industries NV, Class A(b)	15,749,907
192,960	Mosaic Co. (The)(b)	6,892,531
115,834	Olin Corp.(b)	5,588,991
95,921	RPM International, Inc.(b)	7,448,266
195,010	Valvoline, Inc.(b)	6,080,412

		110,870,832

	Commercial Services & Supplies – 0.8%
122,157	Copart, Inc.(a)(b)	16,945,619
69,341	Waste Connections, Inc.(b)	8,732,112
244,724	Waste Management, Inc.(b)	36,551,977

		62,229,708

	Communications Equipment – 0.9%
1,344,808	Cisco Systems, Inc.(b)	73,197,899

	Construction Materials – 0.2%
43,244	Martin Marietta Materials, Inc.(b)	14,775,610

	Consumer Finance – 0.6%
121,623	Ally Financial, Inc.(b)	6,208,854
180,444	Discover Financial Services(b)	22,167,546
445,997	Synchrony Financial(b)	21,800,333

		50,176,733

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.5%
73,855	Avery Dennison Corp.(b)	$15,303,495
86,722	Crown Holdings, Inc.(b)	8,739,843
94,495	Sonoco Products Co.(b)	5,630,012
213,615	WestRock Co.(b)	10,644,435

		40,317,785

	Distributors – 0.2%
107,529	Genuine Parts Co.(b)	13,035,741

	Diversified Consumer Services – 0.1%
67,454	Service Corp. International(b)	4,064,778

	Diversified Financial Services – 1.6%
432,825	Berkshire Hathaway, Inc., Class B(a)(b)	118,135,256
133,431	Voya Financial, Inc.(b)	8,191,329

		126,326,585

	Diversified Telecommunication Services – 1.2%
1,505,542	AT&T, Inc.(b)	40,664,689
119,721	Liberty Global PLC, Class C(a)(b)	3,526,981
862,921	Verizon Communications, Inc.(b)	46,606,363

		90,798,033

	Electric Utilities – 1.0%
323,243	Alliant Energy Corp.(b)	18,095,143
396,896	American Electric Power Co., Inc.(b)	32,220,017
198,810	Evergy, Inc.(b)	12,365,982
272,603	FirstEnergy Corp.(b)	9,710,119
154,286	OGE Energy Corp.(b)	5,085,267

		77,476,528

	Electrical Equipment – 0.5%
197,284	Eaton Corp. PLC(b)	29,456,474
50,567	Hubbell, Inc.(b)	9,135,940

		38,592,414

	Electronic Equipment, Instruments & Components – 0.8%
97,069	CDW Corp.(b)	17,668,500
375,436	Corning, Inc.(b)	13,699,660
26,442	Teledyne Technologies, Inc.(a)(b)	11,358,954
60,225	Trimble, Inc.(a)(b)	4,953,506
33,350	Zebra Technologies Corp., Class A(a)(b)	17,189,257

		64,869,877

	Energy Equipment & Services – 0.2%
563,151	Halliburton Co.(b)	12,175,325
168,318	Helmerich & Payne, Inc.(b)	4,613,596

		16,788,921

	Entertainment – 2.0%
81,510	Live Nation Entertainment, Inc.(a)(b)	7,428,006
109,443	Netflix, Inc.(a)(b)	66,797,441

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
6,573	Roku, Inc.(a)(b)	$2,059,649
451,374	Walt Disney Co. (The)(a)(b)	76,358,940

		152,644,036

	Food & Staples Retailing – 1.6%
26,487	Casey’s General Stores, Inc.(b)	4,991,475
133,502	Costco Wholesale Corp.(b)	59,989,124
20,166	U.S. Foods Holding Corp.(a)	698,953
396,050	Walmart, Inc.(b)	55,201,449

		120,881,001

	Food Products – 0.8%
94,003	Bunge Ltd.(b)	7,644,324
97,614	Lamb Weston Holdings, Inc.(b)	5,990,571
698,295	Mondelez International, Inc., Class A(b)	40,626,803
43,185	Post Holdings, Inc.(a)(b)	4,757,260

		59,018,958

	Gas Utilities – 0.0%
76,973	UGI Corp.(b)	3,280,589

	Health Care Equipment & Supplies – 3.1%
496,897	Abbott Laboratories(b)	58,698,443
233,533	Baxter International, Inc.(b)	18,783,059
554,460	Boston Scientific Corp.(a)(b)	24,058,019
257,529	Edwards Lifesciences Corp.(a)(b)	29,154,858
13,103	Insulet Corp.(a)(b)	3,724,266
41,413	Intuitive Surgical, Inc.(a)(b)	41,170,734
308,944	Medtronic PLC(b)	38,726,130
55,109	STERIS PLC(b)	11,257,666
29,772	Teleflex, Inc.(b)	11,210,647

		236,783,822

	Health Care Providers & Services – 2.7%
83,702	Anthem, Inc.(b)	31,204,106
391,630	CVS Health Corp.(b)	33,233,722
120,815	HCA Healthcare, Inc.(b)	29,324,217
16,707	Molina Healthcare, Inc.(a)(b)	4,532,776
263,072	UnitedHealth Group, Inc.(b)	102,792,753
65,316	Universal Health Services, Inc., Class B(b)	9,037,775

		210,125,349

	Health Care Technology – 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	10,140,414

	Hotels, Restaurants & Leisure – 1.7%
10,433	Booking Holdings, Inc.(a)(b)	24,766,586
47,244	DraftKings, Inc., Class A(a)(b)	2,275,271
153,850	Hilton Grand Vacations, Inc.(a)(b)	7,318,644
168,770	Hilton Worldwide Holdings, Inc.(a)(b)	22,296,205
228,480	McDonald’s Corp.(b)	55,088,813
281,162	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)(b)	2,879,099

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
163,196	Restaurant Brands International, Inc.(b)	$9,985,963
12,225	Vail Resorts, Inc.(a)(b)	4,083,761
208,390	Wendy’s Co. (The)(b)	4,517,895

		133,212,237

	Household Durables – 0.3%
205,127	Newell Brands, Inc.(b)	4,541,512
2,420	NVR, Inc.(a)(b)	11,601,674
129,073	Toll Brothers, Inc.(b)	7,136,446

		23,279,632

	Household Products – 1.4%
93,008	Clorox Co. (The)(b)	15,403,055
657,113	Procter & Gamble Co. (The)(b)	91,864,397

		107,267,452

	Industrial Conglomerates – 1.4%
205,207	3M Co.(b)	35,997,412
246,077	General Electric Co.(b)	25,353,313
213,732	Honeywell International, Inc.(b)	45,371,029

		106,721,754

	Insurance – 2.0%
577,052	Aflac, Inc.(b)	30,081,721
164,123	Allstate Corp. (The)(b)	20,894,499
62,761	American Financial Group, Inc.(b)	7,897,217
103,353	Aon PLC, Class A(b)	29,535,187
117,173	Arch Capital Group Ltd.(a)(b)	4,473,665
187,556	Arthur J. Gallagher & Co.(b)	27,880,199
104,917	Brown & Brown, Inc.(b)	5,817,648
74,687	Fidelity National Financial, Inc.(b)	3,386,309
134,308	Lincoln National Corp.(b)	9,233,675
3,155	Markel Corp.(a)(b)	3,770,635
25,430	RenaissanceRe Holdings Ltd.(b)	3,544,942
262,207	Unum Group(b)	6,570,907

		153,086,604

	Interactive Media & Services – 6.7%
28,078	Alphabet, Inc., Class A(a)(b)	75,067,095
92,726	Alphabet, Inc., Class C(a)(b)	247,143,535
519,296	Facebook, Inc., Class A(a)(b)	176,243,869
15,605	Match Group, Inc.(a)	2,449,829
209,215	Twitter, Inc.(a)(b)	12,634,494
15,415	Zillow Group, Inc., Class C(a)(b)	1,358,678

		514,897,500

	Internet & Direct Marketing Retail – 4.0%
91,728	Amazon.com, Inc.(a)(b)	301,330,149
2,538	MercadoLibre, Inc.(a)(b)	4,262,317

		305,592,466

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 4.5%
147,645	Automatic Data Processing, Inc.(b)	$29,517,188
14,418	EPAM Systems, Inc.(a)(b)	8,225,181
153,925	Fidelity National Information Services, Inc.(b)	18,729,594
167,934	MasterCard, Inc., Class A(b)	58,387,293
201,842	Paychex, Inc.(b)	22,697,133
302,437	PayPal Holdings, Inc.(a)(b)	78,697,132
2,168	Shopify, Inc., Class A(a)(b)	2,939,331
15,642	Square, Inc., Class A(a)(b)	3,751,577
8,665	Twilio, Inc., Class A(a)(b)	2,764,568
84,449	VeriSign, Inc.(a)(b)	17,312,890
452,945	Visa, Inc., Class A(b)	100,893,499

		343,915,386

	Leisure Products – 0.0%
1,696	Polaris, Inc.	202,943

	Life Sciences Tools & Services – 1.0%
17,245	ICON PLC(a)(b)	4,518,535
50,834	Illumina, Inc.(a)(b)	20,618,779
89,614	Thermo Fisher Scientific, Inc.(b)	51,199,166

		76,336,480

	Machinery – 1.6%
183,760	Caterpillar, Inc.(b)	35,276,407
89,903	Cummins, Inc.(b)	20,188,618
93,353	Deere & Co.(b)	31,279,790
62,061	Parker-Hannifin Corp.(b)	17,353,497
121,067	Pentair PLC(b)	8,793,096
37,954	Snap-on, Inc.(b)	7,930,488
63,733	Timken Co. (The)(b)	4,169,413

		124,991,309

	Media – 1.0%
1,105,162	Comcast Corp., Class A(b)	61,811,711
54,224	Discovery, Inc., Series A(a)	1,376,205
33,220	Liberty Broadband Corp., Class C(a)(b)	5,737,094
230,860	News Corp., Class B(b)	5,362,878
532,406	Sirius XM Holdings, Inc.(b)	3,247,676

		77,535,564

	Metals & Mining – 0.3%
283,427	Freeport-McMoRan, Inc.(b)	9,219,880
96,794	Southern Copper Corp.(b)	5,434,015
137,093	Steel Dynamics, Inc.(b)	8,017,199
81,631	Worthington Industries, Inc.(b)	4,301,954

		26,973,048

	Multi-Utilities – 1.3%
365,428	Ameren Corp.(b)	29,599,668
301,545	CenterPoint Energy, Inc.(b)	7,418,007
274,361	Consolidated Edison, Inc.(b)	19,915,865

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – continued
335,214	Public Service Enterprise Group, Inc.(b)	$20,414,533
227,581	WEC Energy Group, Inc.(b)	20,072,644

		97,420,717

	Multiline Retail – 0.6%
44,499	Nordstrom, Inc.(a)	1,176,999
182,363	Target Corp.(b)	41,719,183

		42,896,182

	Oil, Gas & Consumable Fuels – 2.4%
61,621	Cheniere Energy, Inc.(a)(b)	6,018,523
470,720	Chevron Corp.(b)	47,754,544
511,581	ConocoPhillips(b)	34,669,844
927,867	Exxon Mobil Corp.(b)	54,577,137
61,556	HollyFrontier Corp.(b)	2,039,350
494,591	Occidental Petroleum Corp.(b)	14,630,002
226,052	ONEOK, Inc.(b)	13,108,755
199,417	Phillips 66(b)	13,965,173

		186,763,328

	Personal Products – 0.0%
29,528	Herbalife Nutrition Ltd.(a)	1,251,397

	Pharmaceuticals – 3.7%
648,038	Bristol-Myers Squibb Co.(b)	38,344,408
198,985	Eli Lilly & Co.(b)	45,975,484
1,556	Jazz Pharmaceuticals PLC(a)	202,607
590,946	Johnson & Johnson(b)	95,437,779
597,588	Merck & Co., Inc.(b)	44,884,835
59,758	Organon & Co.	1,959,465
1,353,932	Pfizer, Inc.(b)	58,232,615
268,191	Viatris, Inc.(b)	3,633,988

		288,671,181

	Professional Services – 0.3%
12,340	Booz Allen Hamilton Holding Corp.	979,179
97,840	CoStar Group, Inc.(a)(b)	8,420,110
46,675	ManpowerGroup, Inc.(b)	5,053,969
53,234	TransUnion(b)	5,978,711

		20,431,969

	REITs - Apartments – 0.6%
252,006	American Homes 4 Rent, Class A(b)	9,606,469
85,332	Camden Property Trust(b)	12,583,910
346,842	Invitation Homes, Inc.(b)	13,294,454
265,036	UDR, Inc.(b)	14,041,607

		49,526,440

	REITs - Diversified – 0.7%
115,876	American Tower Corp.(b)	30,754,649
361,090	Duke Realty Corp.(b)	17,285,378

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Diversified – continued
58,688	W.P. Carey, Inc.(b)	$4,286,572

		52,326,599

	REITs - Health Care – 0.3%
260,504	Healthcare Realty Trust, Inc.(b)	7,757,809
453,565	Medical Properties Trust, Inc.(b)	9,103,050
194,772	Sabra Health Care REIT, Inc.(b)	2,867,044

		19,727,903

	REITs - Manufactured Homes – 0.3%
143,552	Equity LifeStyle Properties, Inc.(b)	11,211,411
48,503	Sun Communities, Inc.(b)	8,977,906

		20,189,317

	REITs - Mortgage – 0.1%
645,874	Annaly Capital Management, Inc.(b)	5,438,259

	REITs - Office Property – 0.1%
188,262	Douglas Emmett, Inc.(b)	5,950,962
61,813	Kilroy Realty Corp.(b)	4,092,639

		10,043,601

	REITs - Regional Malls – 0.2%
96,120	Simon Property Group, Inc.(b)	12,492,716

	REITs - Single Tenant – 0.1%
144,199	National Retail Properties, Inc.(b)	6,227,955

	REITs - Storage – 0.1%
127,880	CubeSmart(b)	6,195,786

	Road & Rail – 0.9%
115,540	Canadian Pacific Railway Ltd.(b)	7,518,188
1,067,511	CSX Corp.(b)	31,747,777
47,741	J.B. Hunt Transport Services, Inc.(b)	7,983,250
47,143	Lyft, Inc., Class A(a)(b)	2,526,393
62,946	Old Dominion Freight Line, Inc.(b)	18,001,297
53,335	Uber Technologies, Inc.(a)(b)	2,389,408
36,648	XPO Logistics, Inc.(a)(b)	2,916,448

		73,082,761

	Semiconductors & Semiconductor Equipment – 5.6%
326,538	Advanced Micro Devices, Inc.(a)(b)	33,600,760
170,421	Analog Devices, Inc.(b)	28,542,109
177,248	Applied Materials, Inc.(b)	22,817,135
100,260	Broadcom, Inc.(b)	48,619,082
899,017	Intel Corp.(b)	47,899,626
83,719	Marvell Technology, Inc.(b)	5,049,093
304,535	Micron Technology, Inc.(b)	21,615,894
585,416	NVIDIA Corp.(b)	121,274,779
297,317	QUALCOMM, Inc.(b)	38,347,947
106,600	Teradyne, Inc.(b)	11,637,522

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
271,612	Texas Instruments, Inc.(b)	$52,206,542

		431,610,489

	Software – 9.6%
140,675	Adobe, Inc.(a)(b)	80,989,411
10,167	Black Knight, Inc.(a)	732,024
188,193	Cadence Design Systems, Inc.(a)(b)	28,499,948
78,761	Fortinet, Inc.(a)(b)	23,001,362
1,609,191	Microsoft Corp.(b)	453,663,127
114,308	Nuance Communications, Inc.(a)(b)	6,291,512
505,856	Oracle Corp.(b)	44,075,233
15,761	Palo Alto Networks, Inc.(a)(b)	7,549,519
41,380	PTC, Inc.(a)(b)	4,956,910
177,844	salesforce.com, Inc.(a)(b)	48,234,850
52,154	ServiceNow, Inc.(a)(b)	32,453,870
21,371	SS&C Technologies Holdings, Inc.	1,483,147
22,602	Workday, Inc., Class A(a)(b)	5,648,014
6,930	Zoom Video Communications, Inc., Class A(a)	1,812,195

		739,391,122

	Specialty Retail – 2.0%
112,737	American Eagle Outfitters, Inc.(b)	2,908,614
17,696	Burlington Stores, Inc.(a)(b)	5,018,055
38,409	Foot Locker, Inc.(b)	1,753,755
283,319	Home Depot, Inc. (The)(b)	93,002,295
244,064	Lowe’s Cos., Inc.(b)	49,510,823

		152,193,542

	Technology Hardware, Storage & Peripherals – 6.1%
3,298,492	Apple, Inc.(b)	466,736,618
38,399	Dell Technologies, Inc., Class C(a)(b)	3,995,032

		470,731,650

	Textiles, Apparel & Luxury Goods – 0.6%
16,507	Lululemon Athletica, Inc.(a)(b)	6,680,383
301,320	NIKE, Inc., Class B(b)	43,760,703

		50,441,086

	Tobacco – 0.5%
835,913	Altria Group, Inc.(b)	38,050,760

	Trading Companies & Distributors – 0.0%
29,008	GATX Corp.	2,597,956

	Total Common Stocks (Identified Cost $2,795,781,828)	7,437,765,386

Total Purchased Options – 1.1% (Identified Cost $83,929,789) (see detail below)		88,619,560

Principal Amount	Description	Value (†)
Short-Term Investments – 2.0%
$ 153,046,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $153,046,498 on 10/01/2021 collateralized by $48,001,700 U.S. Treasury Bond, 5.000% due 5/15/2037 valued at $69,493,693; $20,000,000 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $27,254,680; $31,841,000 U.S. Treasury Bond, 4.500% due 8/15/2039 valued at $44,699,287; $17,013,900 U.S. Treasury Bond, 1.125% due 8/15/2040 valued at $14,659,861 including accrued interest(c) (Identified Cost $153,046,498)	$153,046,498

	Total Investments – 99.5% (Identified Cost $3,032,758,115)	7,679,431,444
	Other assets less liabilities – 0.5%	34,836,715

	Net Assets – 100.0%	$7,714,268,159

Purchased Options – 1.1%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 1.1%
S&P 500® Index, Put(a)(d)	10/15/2021	3,975	2,545	$1,096,268,930	$10,344,153	$2,532,275
S&P 500® Index, Put(a)(d)	11/19/2021	3,950	2,545	1,096,268,930	10,766,623	11,198,000
S&P 500® Index, Put(a)(d)	11/19/2021	3,975	2,544	1,095,838,176	14,921,832	12,223,920
S&P 500® Index, Put(a)(d)	11/19/2021	4,000	2,545	1,096,268,930	14,260,907	13,297,625
S&P 500® Index, Put(a)(d)	11/19/2021	4,025	1,972	849,446,888	7,606,536	10,816,420
S&P 500® Index, Put(a)(d)	12/17/2021	4,000	4,952	2,133,093,808	26,029,738	38,551,320

Total					$83,929,789	$88,619,560

Written Options – (0.2%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (0.2%)
S&P 500® Index, Call(d)	10/15/2021	4,425	(1,900)	$(818,432,600)	$(18,641,850)	$(2,736,000)
S&P 500® Index, Call(d)	10/15/2021	4,450	(1,900)	(818,432,600)	(13,905,150)	(1,634,000)
S&P 500® Index, Call(d)	10/15/2021	4,475	(1,901)	(818,863,354)	(18,982,436)	(921,985)
S&P 500® Index, Call(d)	10/15/2021	4,500	(1,900)	(818,432,600)	(13,547,950)	(541,500)
S&P 500® Index, Call(d)	10/15/2021	4,525	(1,900)	(818,432,600)	(11,780,950)	(323,000)
S&P 500® Index, Call(d)	10/15/2021	4,600	(1,901)	(818,863,354)	(7,374,929)	(104,555)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – continued
S&P 500® Index, Call(d)	11/19/2021	4,500	(1,900)	$(818,432,600)	$(21,535,550)	$(4,845,000)
S&P 500® Index, Call(d)	11/19/2021	4,525	(1,901)	(818,863,354)	(16,935,059)	(3,507,345)
S&P 500® Index, Call(d)	11/19/2021	4,600	(1,900)	(818,432,600)	(14,032,450)	(1,273,000)

Total					$(136,736,324)	$(15,886,385)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,437,765,386	$—	$—	$7,437,765,386
Purchased Options*	88,619,560	—	—	88,619,560
Short-Term Investments	—	153,046,498	—	153,046,498

Total	$7,526,384,946	$153,046,498	$—	$7,679,431,444

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options*	$(15,886,385)	$—	$—	$(15,886,385)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2021, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2021:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$88,619,560

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(15,886,385)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2021 (Unaudited)

Software	9.6%
Interactive Media & Services	6.7
Technology Hardware, Storage & Peripherals	6.1
Semiconductors & Semiconductor Equipment	5.6
IT Services	4.5
Banks	4.4
Internet & Direct Marketing Retail	4.0
Pharmaceuticals	3.7
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	2.7
Oil, Gas & Consumable Fuels	2.4
Capital Markets	2.1
Automobiles	2.1
Insurance	2.0
Entertainment	2.0
Specialty Retail	2.0
Other Investments, less than 2% each	34.5
Short-Term Investments	2.0

Total Investments	99.5
Other assets less liabilities (including open written options)	0.5

Net Assets	100.0%